Share-Based Payment (Details 2) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Stock Options [Member]
Schedule of Share Based Payment Award [Line Items]
Options outstanding		6,200,000	6,200,000	7,355,833	6,750,000
Chief Executive Officer [Member] | October 15, 2013 [Member]
Schedule of Share Based Payment Award [Line Items]
Options outstanding		900,000
Grant date	[1]	Oct. 15, 2013
Exercise price		$ 0.9
Fair value		$ 143
Vesting schedule		12 equal portions each quarter over a period of 3 years from the grant date
Chief Executive Officer One [Member] | October 15, 2013 One [Member]
Schedule of Share Based Payment Award [Line Items]
Options outstanding		600,000
Grant date	[1]	Oct. 15, 2013
Exercise price		$ 0.6
Fair value		$ 97
Vesting schedule		12 equal portions each quarter over a period of 3 years from the grant date
Four Directors [Member] | December 30, 2014
Schedule of Share Based Payment Award [Line Items]
Options outstanding		600,000
Grant date	[1]	Dec. 30, 2014
Exercise price		$ 0.4325
Fair value		$ 46
Vesting schedule		33.33% of the stock options vest following the lapse of 12 months from the grant date, and the remaining 66.67% vest in 8 equal portions each quarter over a period of 2 years from the first
Consultant [Member] | December 30, 2014 One [Member]
Schedule of Share Based Payment Award [Line Items]
Options outstanding		150,000
Grant date	[1]	Dec. 30, 2014
Exercise price		$ 0.4915
Fair value		$ 12
Vesting schedule		33.33% of the stock options vest following the lapse of 12 months from the grant date, and the remaining 66.67% vest in 8 equal portions each quarter over a period of 2 years from the first
Two Directors [Member] | March 25, 2015 [Member]
Schedule of Share Based Payment Award [Line Items]
Options outstanding		300,000
Grant date	[1]	Mar. 25, 2015
Exercise price		$ 0.40
Fair value		$ 24
Vesting schedule		33.33% of the stock options vest following the lapse of 12 months from the grant date, and the remaining 66.67% vest in 8 equal portions each quarter over a period of 2 years from the first
Chief Executive Officer Two [Member] | March 4, 2016 [Member]
Schedule of Share Based Payment Award [Line Items]
Options outstanding		100,000
Grant date	[1]	Mar. 25, 2015
Exercise price		$ 0.4
Fair value		$ 7
Vesting schedule		33.33% of the stock options vest following the lapse of 12 months from the grant date, and the remaining 66.67% vest in 8 equal portions each quarter over a period of 2 years from the first
Medical Director [Member] | March 4, 2016 [Member]
Schedule of Share Based Payment Award [Line Items]
Options outstanding		50,000
Grant date	[1]	Mar. 04, 2016
Exercise price		$ 0.6
Fair value		$ 2
Vesting schedule		12 equal portions each quarter over a period of 3 years from the date of grant
Chairman of Board [Member] | March 31, 2016 [Member]
Schedule of Share Based Payment Award [Line Items]
Options outstanding		1,500,000
Grant date	[1]	Mar. 31, 2016
Exercise price		$ 0.6
Fair value		$ 63
Vesting schedule		12 equal portions each quarter over a period of 3 years from the date of grant
Chief Executive Officer Three [Member] | March 31, 2016 [Member]
Schedule of Share Based Payment Award [Line Items]
Options outstanding		1,000,000
Grant date	[1]	Mar. 31, 2016
Exercise price		$ 0.6
Fair value		$ 42
Vesting schedule		33.33% of the stock options vest following the lapse of 12 months from the grant date, and the remaining 66.67% vest in 8 equal portions each quarter over a period of 2 years from the first anniversary
Chief Executive Officer Four [Member] | August 3, 2017 [Member]
Schedule of Share Based Payment Award [Line Items]
Options outstanding		1,000,000
Grant date	[1]	Aug. 03, 2017
Exercise price		$ 0.11
Fair value		$ 28
Vesting schedule		33.33% of the stock options vest following the lapse of 12 months from the grant date, and the remaining 66.67% vest in 8 equal portions each quarter over a period of 2 years from the first anniversary

[1]	Date of the Company's Board of Directors' decision (or shareholders, if required).